UNIT-BASED COMPENSATION - Schedule of Phantom Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized	$ 0	$ 207	$ 234
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in the period (in shares)	70,752
Forfeited (in shares	(12,000)
Outstanding, ending balance (in shares)	59,000
Grants in the period (USD per share)	$ 3.36
Forfeitures, weighted average grant date fair value (USD per share)	3.36
Outstanding ending balance, weighted average grant date fair value (USD per share)	$ 3.36
Weighted average remaining contractual term (years)	2 years 2 months 12 days
Phantom Share Units (PSUs) | Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost recognized	$ 100